Equity (Details) - Schedule of Dividends (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Dividends [Abstract]
Constitution of legal reserve net profit	5.00%	5.00%
Mandatory minimum dividends of adjusted net profit	25.00%	25.00%